NOTE 16 - DERIVATIVE FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2017	Dec. 31, 2018	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017
Derivative [Line Items]
Warrant issued		14,464,000		54,122	59,548	194,888
Derivative Financial Instruments [Member]
Derivative [Line Items]
Warrant issued	433,069
Warrant exercise price	$ 5.25
Warrant term	5 years
Debt financing on Warrant	$ 2,105,263
Recognized a loss from the change in derivative liability		$ 2,743,686
Derivative Financial Instruments [Member] | Minimum [Member]
Derivative [Line Items]
Common stock closing price			$ 1.05
Derivative Financial Instruments [Member] | Maximum [Member]
Derivative [Line Items]
Common stock closing price			$ 8.75